Long-Term Deposits (Tables)	9 Months Ended
Sep. 30, 2025
Long-Term Deposits [Abstract]
Schedule of Long-Term Deposits	Long-term deposits as of September 30, 2025 and December 31, 2024 consisted of:
	September 30, 2025	December 31, 2024
	(Unaudited)
Rental deposits	$—	$71,823